Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2020

VIPGRO-QTLY-1120
1.808783.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (a)	14,725	$897,745
Entertainment - 5.4%
Activision Blizzard, Inc.	110,048	8,908,386
Netflix, Inc. (b)	55,800	27,901,674
Roku, Inc. Class A (b)	252,124	47,601,011
Sea Ltd. ADR (b)(c)	251,088	38,677,596
Take-Two Interactive Software, Inc. (b)	13,900	2,296,558
The Walt Disney Co.	52,551	6,520,528
		131,905,753
Interactive Media & Services - 8.7%
Alphabet, Inc.:
Class A (b)	19,876	29,130,266
Class C (b)	53,523	78,657,401
Facebook, Inc. Class A (b)	309,579	81,078,740
InterActiveCorp (b)	16,899	2,024,162
Match Group, Inc. (b)	36,574	4,046,913
Snap, Inc. Class A (b)	63,600	1,660,596
Zoominfo Technologies, Inc. (c)	321,300	13,812,687
		210,410,765
Media - 0.5%
Comcast Corp. Class A	246,590	11,407,253
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc.	402,588	46,039,964

TOTAL COMMUNICATION SERVICES		400,661,480

CONSUMER DISCRETIONARY - 18.2%
Automobiles - 3.2%
Tesla, Inc. (b)	184,425	79,120,169
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (b)	101,677	4,152,489
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	1,456	319,577
Starbucks Corp.	47,247	4,059,462
		4,379,039
Internet & Direct Marketing Retail - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	114,092	33,540,766
Amazon.com, Inc. (b)	48,728	153,431,315
Chewy, Inc. (b)(c)	226,700	12,429,961
MakeMyTrip Ltd. (b)	23,500	360,960
Meituan Dianping Class B (b)	198,285	6,246,236
MercadoLibre, Inc. (b)	4,826	5,224,048
Pinduoduo, Inc. ADR (b)	382,303	28,347,767
The Booking Holdings, Inc. (b)	5,010	8,570,507
THG Holdings Ltd.	90,400	697,786
Wayfair LLC Class A (b)	52,502	15,278,607
		264,127,953
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (b)	54,600	5,418,504
Specialty Retail - 3.2%
Carvana Co. Class A (b)	251,870	56,182,122
Cazoo Holdings Ltd. (d)(e)	19,630	269,127
Floor & Decor Holdings, Inc. Class A (b)	111,758	8,359,498
Lowe's Companies, Inc.	48,054	7,970,236
Vroom, Inc. (c)	87,900	4,551,462
		77,332,445
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (b)(d)(e)	6,630	76,643
lululemon athletica, Inc. (b)	20,872	6,874,611
		6,951,254

TOTAL CONSUMER DISCRETIONARY		441,481,853

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	68,400	24,282,000
Performance Food Group Co. (b)	236,500	8,187,630
Walmart, Inc.	27,200	3,805,552
		36,275,182
Food Products - 0.2%
Beyond Meat, Inc. (b)(c)	26,711	4,435,629
Freshpet, Inc. (b)	15,500	1,730,575
		6,166,204
Tobacco - 0.0%
JUUL Labs, Inc. Class B (b)(d)(e)	560	47,606

TOTAL CONSUMER STAPLES		42,488,992

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd.	77,762	1,430,690
Reliance Industries Ltd.	1,121,735	34,116,988
		35,547,678
FINANCIALS - 2.3%
Capital Markets - 0.6%
Charles Schwab Corp.	36,874	1,335,945
London Stock Exchange Group PLC	62,403	7,158,679
MSCI, Inc.	2,880	1,027,526
XP, Inc. Class A (b)	101,100	4,214,859
		13,737,009
Consumer Finance - 1.7%
American Express Co.	33,000	3,308,250
Capital One Financial Corp.	104,800	7,530,928
LendingTree, Inc. (b)(c)	70,923	21,765,559
Synchrony Financial	292,400	7,652,108
		40,256,845
Diversified Financial Services - 0.0%
Boa Vista Servicos SA (b)	531,400	1,329,470

TOTAL FINANCIALS		55,323,324

HEALTH CARE - 13.8%
Biotechnology - 4.4%
AbbVie, Inc.	29,600	2,592,664
Abcam PLC	72,100	1,138,739
ACADIA Pharmaceuticals, Inc. (b)	89,400	3,687,750
Acceleron Pharma, Inc. (b)	13,500	1,519,155
ADC Therapeutics SA (b)	35,000	1,154,650
Alexion Pharmaceuticals, Inc. (b)	126,927	14,524,257
Alnylam Pharmaceuticals, Inc. (b)	31,651	4,608,386
Applied Therapeutics, Inc. (b)	21,239	440,922
Arcutis Biotherapeutics, Inc. (b)	33,800	990,340
Argenx SE ADR (b)	6,100	1,601,372
Ascendis Pharma A/S sponsored ADR (b)	16,125	2,488,410
BeiGene Ltd. (b)	23,800	524,913
Black Diamond Therapeutics, Inc. (b)	8,600	259,978
Crinetics Pharmaceuticals, Inc. (b)	94,886	1,486,864
Exelixis, Inc. (b)	8,500	207,825
FibroGen, Inc. (b)	130,077	5,348,766
Forma Therapeutics Holdings, Inc.	9,100	453,544
Fusion Pharmaceuticals, Inc. (b)	22,300	268,046
G1 Therapeutics, Inc. (b)	11,600	133,980
Global Blood Therapeutics, Inc. (b)	10,300	567,942
Gritstone Oncology, Inc. (b)	49,424	130,974
Insmed, Inc. (b)	327,303	10,519,518
Intercept Pharmaceuticals, Inc. (b)	33,100	1,372,326
Keros Therapeutics, Inc.	43,800	1,689,366
Kymera Therapeutics, Inc. (b)	3,800	122,778
Morphic Holding, Inc. (b)	38,600	1,055,324
Neurocrine Biosciences, Inc. (b)	84,922	8,166,100
Passage Bio, Inc.	48,600	637,146
Poseida Therapeutics, Inc. (b)	9,300	82,491
Prelude Therapeutics, Inc.	10,200	307,326
Protagonist Therapeutics, Inc. (b)	9,600	187,680
PTC Therapeutics, Inc. (b)	9,000	420,750
Regeneron Pharmaceuticals, Inc. (b)	39,282	21,989,278
Relay Therapeutics, Inc. (b)	9,000	383,310
Repare Therapeutics, Inc.	3,400	104,618
Revolution Medicines, Inc.	77,693	2,703,716
Sage Therapeutics, Inc. (b)	12,800	782,336
Sarepta Therapeutics, Inc. (b)	41,613	5,843,714
TG Therapeutics, Inc. (b)	15,900	425,484
Vaxcyte, Inc.	41,200	2,034,456
Vertex Pharmaceuticals, Inc. (b)	15,398	4,190,104
Viela Bio, Inc.	36,600	1,027,728
Zentalis Pharmaceuticals, Inc.	900	29,421
Zymeworks, Inc. (b)	13,900	647,462
		108,851,909
Health Care Equipment & Supplies - 4.0%
Atricure, Inc. (b)	17,500	698,250
Becton, Dickinson & Co.	47,900	11,145,372
Boston Scientific Corp. (b)	429,692	16,418,531
Danaher Corp.	46,900	10,098,977
DexCom, Inc. (b)	17,200	7,090,356
Insulet Corp. (b)	26,800	6,340,612
Intuitive Surgical, Inc. (b)	11,030	7,826,226
iRhythm Technologies, Inc. (b)	18,061	4,300,505
Masimo Corp. (b)	13,280	3,134,877
Novocure Ltd. (b)	68,046	7,574,200
Outset Medical, Inc.	12,715	635,750
Penumbra, Inc. (b)	29,400	5,714,772
SmileDirectClub, Inc. (b)(c)	947,688	11,068,996
TransMedics Group, Inc. (b)(c)	355,941	4,904,867
		96,952,291
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (b)	475,420	13,482,911
Centene Corp. (b)	220,400	12,855,932
Cigna Corp.	60,345	10,223,046
Humana, Inc.	33,272	13,770,948
Oak Street Health, Inc. (b)	199,500	10,661,280
UnitedHealth Group, Inc.	115,048	35,868,515
		96,862,632
Health Care Technology - 0.2%
GoodRx Holdings, Inc.	16,600	922,960
Inspire Medical Systems, Inc. (b)	21,200	2,735,860
Veeva Systems, Inc. Class A (b)	3,531	992,882
		4,651,702
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (b)	7,600	947,568
Bruker Corp.	57,337	2,279,146
Sartorius Stedim Biotech	11,326	3,912,043
		7,138,757
Pharmaceuticals - 0.9%
AstraZeneca PLC sponsored ADR	44,420	2,434,216
Bristol-Myers Squibb Co.	47,031	2,835,499
Bristol-Myers Squibb Co. rights (b)	23,300	52,425
Horizon Therapeutics PLC (b)	26,000	2,019,680
IMARA, Inc.	36,400	740,376
Intra-Cellular Therapies, Inc. (b)	20,380	522,951
Nabriva Therapeutics PLC (b)(c)	1,631,559	869,621
Nabriva Therapeutics PLC warrants 6/1/22 (b)	1,049,672	71,210
Nektar Therapeutics (b)	179,599	2,979,547
Roche Holding AG (participation certificate)	25,432	8,711,491
Theravance Biopharma, Inc. (b)	39,100	578,094
		21,815,110

TOTAL HEALTH CARE		336,272,401

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (b)	27,200	2,467,040
Northrop Grumman Corp.	10,673	3,367,225
		5,834,265
Airlines - 0.1%
JetBlue Airways Corp. (b)	311,570	3,530,088
Electrical Equipment - 1.0%
Sunrun, Inc. (b)	220,218	16,972,201
Vestas Wind Systems A/S	43,857	7,113,925
		24,086,126
Professional Services - 0.6%
Clarivate Analytics PLC (b)	249,300	7,725,807
TransUnion Holding Co., Inc.	72,137	6,068,886
		13,794,693
Road & Rail - 2.3%
Lyft, Inc. (b)	484,016	13,334,641
Uber Technologies, Inc. (b)	1,155,893	42,166,977
		55,501,618

TOTAL INDUSTRIALS		102,746,790

INFORMATION TECHNOLOGY - 36.4%
Electronic Equipment & Components - 0.6%
CDW Corp.	13,441	1,606,603
Flextronics International Ltd. (b)	342,852	3,819,371
II-VI, Inc. (b)	122,900	4,984,824
Jabil, Inc.	85,200	2,918,952
		13,329,750
IT Services - 6.9%
Allegro.eu SA (a)(b)(f)	104,200	1,159,156
Alliance Data Systems Corp.	54,500	2,287,910
EPAM Systems, Inc. (b)	10,371	3,352,737
Fidelity National Information Services, Inc.	51,906	7,641,082
Genpact Ltd.	128,680	5,012,086
Global Payments, Inc.	76,974	13,669,043
GoDaddy, Inc. (b)	220,706	16,767,035
MasterCard, Inc. Class A	53,156	17,975,765
MongoDB, Inc. Class A (b)(c)	22,486	5,205,734
Nuvei Corp. (a)(b)	7,400	312,428
PayPal Holdings, Inc. (b)	84,447	16,638,592
Repay Holdings Corp. (b)	116,700	2,742,450
Riskified Ltd. (b)(d)(e)	122,600	1,166,465
Riskified Ltd. warrants (b)(d)(e)	147	0
Shift4 Payments, Inc.	48,400	2,340,624
Snowflake Computing, Inc.	900	225,900
Snowflake Computing, Inc. Class B	1,186	267,917
Square, Inc. (b)	45,300	7,363,515
Twilio, Inc. Class A (b)	74,377	18,377,813
Visa, Inc. Class A	110,733	22,143,278
Wix.com Ltd. (b)	92,390	23,545,592
		168,195,122
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	112,895	6,711,608
Cirrus Logic, Inc. (b)	11,600	782,420
Enphase Energy, Inc. (b)	76,700	6,334,653
Lam Research Corp.	24,744	8,208,822
Marvell Technology Group Ltd.	314,770	12,496,369
Micron Technology, Inc. (b)	728,355	34,203,551
NVIDIA Corp.	110,063	59,568,297
NXP Semiconductors NV	256,845	32,056,824
ON Semiconductor Corp. (b)	414,439	8,989,182
Semtech Corp. (b)	18,700	990,352
SolarEdge Technologies, Inc. (b)	50,843	12,118,429
Universal Display Corp.	7,992	1,444,474
		183,904,981
Software - 16.8%
Adobe, Inc. (b)	55,357	27,148,734
Anaplan, Inc. (b)	77,900	4,874,982
Autodesk, Inc. (b)	41,485	9,583,450
Cerence, Inc. (b)	37,300	1,822,851
Ceridian HCM Holding, Inc. (b)	10,400	859,560
Cloudflare, Inc. (b)	41,697	1,712,079
Coupa Software, Inc. (b)	22,460	6,159,430
Digital Turbine, Inc. (b)	485,000	15,878,900
DocuSign, Inc. (b)	27,252	5,865,720
Dynatrace, Inc. (b)	218,900	8,979,278
Elastic NV (b)	82,881	8,942,031
Epic Games, Inc. (d)(e)	2,016	1,159,200
HubSpot, Inc. (b)	48,193	14,083,440
Intuit, Inc.	18,190	5,933,760
Lightspeed POS, Inc. (b)	353,637	11,329,769
Lightspeed POS, Inc.	17,900	573,158
Microsoft Corp.	947,644	199,317,964
Ping Identity Holding Corp. (b)	30,800	961,268
RingCentral, Inc. (b)	8,517	2,338,853
Salesforce.com, Inc. (b)	180,231	45,295,655
ServiceNow, Inc. (b)	31,318	15,189,230
The Trade Desk, Inc. (b)	15,145	7,856,923
Vertex, Inc. Class A (b)	3,800	87,400
Workday, Inc. Class A (b)	51,793	11,142,228
Zendesk, Inc. (b)	17,200	1,770,224
		408,866,087
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	897,804	103,974,681
Samsung Electronics Co. Ltd.	114,120	5,695,578
		109,670,259

TOTAL INFORMATION TECHNOLOGY		883,966,199

MATERIALS - 0.9%
Chemicals - 0.9%
LG Chemical Ltd.	21,776	12,212,621
The Chemours Co. LLC	409,687	8,566,555
		20,779,176
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	40,985	9,907,304
Crown Castle International Corp.	6,000	999,000
		10,906,304
Real Estate Management & Development - 0.3%
KE Holdings, Inc. ADR (b)	49,800	3,052,740
Redfin Corp. (b)	82,745	4,131,458
		7,184,198

TOTAL REAL ESTATE		18,090,502

UTILITIES - 1.2%
Electric Utilities - 1.2%
Edison International	226,807	11,530,868
Enel SpA	113,200	982,114
Iberdrola SA	79,900	984,564
NextEra Energy, Inc.	21,313	5,915,636
ORSTED A/S (a)	67,294	9,277,180
		28,690,362
TOTAL COMMON STOCKS
(Cost $1,262,217,603)		2,366,048,757

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (b)(d)(e)	236,200	337,766
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (d)(e)	203,741	3,155,948
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(d)(e)	2,615	30,229
Series B (b)(d)(e)	460	5,318
Series C (b)(d)(e)	4,390	50,748
Series Seed (b)(d)(e)	1,405	16,242
		102,537
TOTAL CONSUMER DISCRETIONARY		3,258,485
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (d)(e)	27,201	1,038,534
Sweetgreen, Inc.:
Series C (d)(e)	749	11,123
Series D (d)(e)	12,050	178,943
Series I (d)(e)	28,401	421,755
		1,650,355
Tobacco - 0.4%
JUUL Labs, Inc.:
Series C (b)(d)(e)	131,549	11,182,980
Series D (b)(d)(e)	741	62,992
		11,245,972
TOTAL CONSUMER STAPLES		12,896,327
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Alkami Technology, Inc. Series F (d)(e)	137,573	2,201,168
Sonder Holdings, Inc.:
Series D1 (d)(e)	28,666	308,644
Series E (d)(e)	122,861	1,322,832
		3,832,644
Insurance - 0.0%
Clover Health Series D (b)(d)(e)	65,670	275,157
TOTAL FINANCIALS		4,107,801
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(d)(e)(f)	398,600	374,684
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series I (b)(d)(e)	3,941	1,064,070
Series N (d)(e)	8,100	2,187,000
		3,251,070
Road & Rail - 0.1%
Convoy, Inc. Series D (d)(e)	197,216	2,851,743
TOTAL INDUSTRIALS		6,102,813
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Riskified Ltd. Series E (d)(e)	17,500	166,502
Yanka Industries, Inc. Series E (d)(e)	53,172	642,275
		808,777
Software - 0.2%
ACV Auctions, Inc.:
Series E (d)(e)	482,013	2,855,493
Series E1 (d)(e)	109,510	648,748
		3,504,241
TOTAL INFORMATION TECHNOLOGY		4,313,018

TOTAL CONVERTIBLE PREFERRED STOCKS		31,390,894

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (d)(e)	1,673,000	33,460
Waymo LLC Series A2 (d)(e)	7,496	643,661
		677,121
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	641	8,789
Series B (d)(e)	11,220	153,826
Series C (d)(e)	228	3,126
Series D (d)(e)	40,082	549,523
		715,264
TOTAL CONSUMER DISCRETIONARY		1,392,385
TOTAL PREFERRED STOCKS
(Cost $21,393,430)		32,783,279
	Principal Amount	Value

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. 0% (d)(e)(g)	927,692	927,692
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	130,700	130,700
4% 6/12/27 (d)(e)	35,600	35,600
		166,300
TOTAL CONVERTIBLE BONDS
(Cost $1,093,992)		1,093,992
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.10% (h)	8,170,844	8,172,478
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	54,838,353	54,843,837
TOTAL MONEY MARKET FUNDS
(Cost $63,016,315)		63,016,315

Equity Funds - 1.3%
Domestic Equity Funds - 1.3%
iShares Russell 1000 Growth Index ETF
(Cost $29,351,160)	140,300	30,429,667
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,377,072,500)		2,493,372,010
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(63,043,347)
NET ASSETS - 100%		$2,430,328,663

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,646,509 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,596,313 or 1.5% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$2,665,628
ACV Auctions, Inc. Series E1	9/4/20	$648,748
Alkami Technology, Inc. Series F	9/24/20	$2,201,168
Allbirds, Inc.	10/9/18	$72,712
Allbirds, Inc. Series A	10/9/18	$28,679
Allbirds, Inc. Series B	10/9/18	$5,045
Allbirds, Inc. Series C	10/9/18	$48,146
Allbirds, Inc. Series Seed	10/9/18	$15,409
Blink Health LLC Series C	11/7/19	$1,038,425
Cazoo Holdings Ltd.	9/30/20	$269,127
Cazoo Holdings Ltd. Series A	9/30/20	$8,788
Cazoo Holdings Ltd. Series B	9/30/20	$153,826
Cazoo Holdings Ltd. Series C	9/30/20	$3,126
Cazoo Holdings Ltd. Series D	9/30/20	$549,523
Clover Health Series D	6/7/17	$615,840
Convoy, Inc. Series D	10/30/19	$2,670,305
Epic Games, Inc.	7/13/20 - 7/30/20	$1,159,200
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$305,891
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$35,600
Nuvation Bio, Inc. Series A	6/17/19	$307,472
Riskified Ltd.	12/20/19 - 4/15/20	$1,109,209
Riskified Ltd. Series E	10/28/19	$166,502
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$3,155,948
Sonder Holdings, Inc. Series D1	12/20/19	$300,878
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,322,833
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Space Exploration Technologies Corp. Series N	8/4/20	$2,187,000
Starry, Inc. Series D	7/30/20	$337,766
Starry, Inc. 0%	9/4/20	$927,692
Sweetgreen, Inc. Series C	9/13/19	$12,808
Sweetgreen, Inc. Series D	9/13/19	$206,055
Sweetgreen, Inc. Series I	9/13/19	$485,657
Waymo LLC Series A2	5/8/20	$643,661
Yanka Industries, Inc. Series E	5/15/20	$642,275

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,606
Fidelity Securities Lending Cash Central Fund	1,777,056
Total	$1,816,662

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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